COMBINED AND CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenue from related parties	¥ 346,378	¥ 1,037,480	¥ 502,614
Facilitation, origination and servicing costs charged by related parties	93,178	47,203	59,027
Sales and marketing expenses charged by related parties	40,030	57,319	66,345
General and administrative expenses charged by related parties	10,673	24,540	32,509
Provision for financial asset receivable from related parties	26,337	15,236	5,912
Provision for accounts receivable and contract assets from related parties	75,070	35,276	12,138
Provision charged by related parties		67,587
Loan facilitation and servicing fees-capital heavy
Revenue from related parties	121,933	791,482	305,566
Loan facilitation and servicing fees-capital light
Revenue from related parties	214,296	48,747	0
Referral services fees
Revenue from related parties	¥ 10,149	¥ 197,018	¥ 196,013